CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating:
Net earnings	$ 994.0	$ 415.4
Adjustments to reconcile net earnings to net cash provided from operating activities:
Depreciation, depletion and amortization	1,147.5	986.8
Impairment (reversal) charge	(74.1)	38.9
Share-based compensation expense	9.0	6.7
Finance expense	91.4	106.0
Deferred tax expense	112.2	143.9
Foreign exchange gains and other	(59.1)	(8.6)
Reclamation expense (recovery)	6.9	(19.2)
Changes in operating assets and liabilities:
Accounts receivable and other assets	11.7	68.7
Inventories	14.3	(91.4)
Accounts payable and accrued liabilities	370.8	95.5
Cash flow provided from operating activities	2,624.6	1,742.7
Income taxes paid	(178.2)	(137.4)
Net cash flow provided from operating activities	2,446.4	1,605.3
Investing:
Additions to property, plant and equipment	(1,075.5)	(1,098.3)
Interest paid capitalized to property, plant and equipment	(92.6)	(114.1)
Net (additions) disposals to long-term investments and other assets	(38.4)	1.7
(Increase) decrease in restricted cash - net	(0.4)	25.3
Interest received and other - net	17.0	18.2
Net cash flow of continuing operations used in investing activities	(1,189.9)	(1,167.2)
Net cash flow of discontinued operations provided from investing activities	10.0	45.0
Financing:
Repayment of debt	(800.0)	(960.0)
Proceeds from issuance or drawdown of debt		588.1
Interest paid	(35.6)	(53.2)
Payment of lease liabilities	(12.1)	(30.2)
Funding from non-controlling interest	31.3	46.2
Distributions paid to non-controlling interest	(40.5)
Dividends paid to common shareholders	(147.5)	(147.3)
Other - net	(1.5)	7.4
Net cash flow used in financing activities	(1,005.9)	(549.0)
Effect of exchange rate changes on cash and cash equivalents	(1.5)	0.2
Increase (decrease) in cash and cash equivalents	259.1	(65.7)
Cash and cash equivalents, beginning of period	352.4	418.1
Cash and cash equivalents, end of period	$ 611.5	$ 352.4